RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
16.
RELATED PARTY BALANCES AND TRANSACTIONS

		As of December 31,	As of June 30,
Name	Relationship with the Group	2023	2024
		US$	US$
Amounts due from related parties:
Alphalion Technology Holding Limited and its affiliates (“Alphalion Group”) (1)	Long-term available-for-sale investee	967,772	971,156
Individual directors and executive officers (2)	Directors or officers of the Group	7,019,984	8,992,480
Subtotal		7,987,756	9,963,636
(1)
The amount represents short-term, interest-free loans provided to Alphalion Group to facilitate its daily operational cash flow needs and prepaid IT service fee as of December 31, 2023 and June 30, 2024.
(2)
The Group provided brokerage services and margin loans to its individual directors and executive officers and their spouses during its ordinary courses of business. The amounts represent receivables from directors and executive officers of the Group as of December 31, 2023 and June 30, 2024, respectively.

		As of December 31,	As of June 30,
Name	Relationship with the Group	2023	2024
		US$	US$
Amount due to related parties:
Individual directors and executive officers (3)	Directors or officers of the Group	10,148,142	21,995,813
Total		10,148,142	21,995,813

(3)
The amounts represent the cash account balance of directors and executive officers.

Transactions with related parties:

		For the six months ended June 30,
Name	Relationship with the Group	2023	2024
		US$	US$
Alphalion Group (4)	Long-term available-for-sale investee	(70,980)	(66,150)
Individual directors and executive officers (5)	Directors or officers of the Group	78,243	1,336,954

(4)
The amounts represent the purchase of IT services from Alphalion Group for the six months ended June 30, 2023, and 2024, respectively.
(5)
The amounts represent the commissions and interest income earned by providing brokerage services and margin loans to the individual directors and executive officers during its ordinary courses of business for the six months ended June 30, 2023 and 2024, respectively.